Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Data sharing agreement
Finite-Lived Intangible Assets
Finite lived intangible assets, foreign currency translation gain	$ 0.1
Amortization of intangible assets	1.5	$ 1.4
Internally developed software
Finite-Lived Intangible Assets
Amortization of intangible assets	$ 2.6	$ 2.4